Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Dividends Paid

	2024		2023		2022

Paid during the year	cents per share	$m	cents per share	$m	cents per share	$m

Final (declared for previous year)	104.0	172	94.5	166	85.9	154

Interim	53.2	87	48.3	79	43.9	79

	157.2	259	142.8	245	129.8	233